Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Loans receivable - current	$ 32	$ 30
Less: Allowance for loans receivable - current	(32)	(30)	$ (29)	$ (30)
Other receivable	3
Other	157	139
Other current assets	$ 160	$ 139